Trade receivables	12 Months Ended
Mar. 31, 2018
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Trade receivables

8. Trade receivables

	As at March 31,
	2017		2018
Trade receivables	₹	107,952	₹	121,413
Allowance for lifetime expected credit loss (Refer Note 21)		(9,108)		(14,570)
Assets reclassified as held for sale		—		(1,407)

	₹	98,844	₹	105,436

Non-current		3,998		4,446
Current		94,846		100,990

The activity in the allowance for lifetime expected credit loss is given below:

	As at March 31,
	2017		2018
Balance at the beginning of the year	₹	8,709	₹	9,108
Additions during the year, net		2,427		5,456
Charged against allowance		(2,099)		(29)
Translation adjustment		71		35

Balance at the end of the year	₹	9,108	₹	14,570